Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net income	$ 1,266	$ 472
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	239	164
Interest and exchange rate of loans	(83)	(133)
Severance pay, net	(41)	(31)
Share-based compensation expenses	49	51
Increase in trade receivables, net	(177)	(830)
Decrease (Increase) in other accounts receivable and other long term assets	263	(357)
Increase in inventories	(1,202)	(156)
Increase (decrease) in trade payables	(183)	831
Decrease in operating lease liabilities	(64)	(124)
Decrease (Increase) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	809	(218)
Net cash provided by (used in) operating activities	876	(331)
Purchase of property and equipment	(237)	(394)
Acquisition of assets (b)	(344)	(656)
Net cash used in investing activities	(581)	(1,050)
Proceeds received from issuance units that consist of ordinary shares and warrants, net		913
Proceeds received from issuance of shares upon options exercised, net	85
Proceeds received from loans	88
Repayment of loans	(286)	(399)
Net cash provided by (used in) financing activities	(113)	514
Change in cash and cash equivalents, and restricted cash	182	(867)
Cash, cash equivalents and restricted cash at the beginning of the period	1,893	2,117
Cash, cash equivalents and restricted cash at the end of the period	2,075	1,250
Interest	$ 198	$ 19